Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

04039845

NYSE

Cert-NYS

1-12298

August 27, 2004

AUG 27 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 08 2004
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, REGENCY CENTERS CORPORATION, Depositary Shares (Each representing 1/10 of a share of 7.25% Series 4 Cumulative Redeemable Preferred Stock, Liquidation Preference $25.00 per Depositary Share, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 27, 2004. Tentative listing date – August 31, 2004.

Sincerely,